As filed with the Securities and Exchange Commission on December 6, 2023

1933 Act Registration No. 333-240059

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 146	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 147	[X]

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

 225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on December 8, 2023, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on For N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 8, 2023, the effectiveness of the registration statement for the Segall Bryant & Hamill International Equity Fund, filed in Post-Effective Amendment No. 139 on September 22, 2023 pursuant to paragraph (a) of Rule 485 of the 1933 Act.  Parts A, B, and C of Registrant’s Post-Effective Amendment No. 139 under the Securities Act of 1933 and Amendment No. 140 under the Investment Company Act of 1940 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 6th day of December, 2023.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Carolyn Goldhaber
Carolyn Goldhaber
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date
*
	Janice M. Teague	Chairperson of the Board of Trustees	December 6, 2023

*
	Thomas J. Abood	Trustee	December 6, 2023

*
	Rick A. Pederson	Trustee	December 6, 2023

*
	John A. DeTore	Trustee	December 6, 2023

*
	James A. Smith	Trustee	December 6, 2023

*
	Lloyd “Chip” Voneiff	Trustee	December 6, 2023

/s/ Jasper R. Frontz
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)	December 6, 2023
Chief Compliance Officer

*By:	/s/ Carolyn B. Goldhaber
	Carolyn B. Goldhaber	President (Principal Executive Officer)	December 6, 2023
In her capacity as an officer and as Attorney-in-fact.